Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument, Redemption [Line Items]
Total long-term debt	$ 959,842	$ 1,002,813
Periodic repayment
Debt Instrument, Redemption [Line Items]
Remaining 2020	42,973
2021	86,546
2022	71,210
2023	55,535
2024	13,873
2025 and thereafter	1,307
Total long-term debt	271,444
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2021	95,811
2022	236,509
2023	202,185
2024	123,393
2025 and thereafter	30,500
Total long-term debt	$ 688,398